Schedule II-VALUATION ACCOUNTS	12 Months Ended
Dec. 26, 2020
Hman Group holdings Inc and subsidiaries
Schedule II - VALUATION ACCOUNTS

Schedule II — VALUATION ACCOUNTS

(dollars in thousands)

Deducted From
Assets in
Balance Sheet
Allowance for
Doubtful
Accounts
Ending Balance – December 30, 2017	$1,121
Additions charged to cost and expense	(40)
Deductions due to:
Others	(235)
Ending Balance – December 29, 2018	846
Additions charged to cost and expense	790
Deductions due to:
Others	255
Ending Balance – December 28, 2019	1,891
Additions charged to cost and expense	1,378
Deductions due to:
Others	(874)
Ending Balance – December 26, 2020	$2,395